Business Combinations - The Search Monitor Purchase Price Allocation (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill		$ 38,813			$ 25,269		$ 12,867
Developed technology
Business Combination [Line Items]
Finite-lived intangible asset, useful life	2 years		2 years	2 years		2 years
Customer relationships
Business Combination [Line Items]
Finite-lived intangible asset, useful life	5 years		5 years	5 years		5 years
The Search Monitor
Business Combination [Line Items]
Total consideration paid	$ 7,719
Add: Contingent consideration	822
Total consideration	8,541
Cash and cash equivalents	183
Accounts receivable	626
Other current assets	22
Goodwill	6,466
Trade and other payables	(117)
Deferred revenue	(590)
Deferred tax liabilities, net	(722)
Total identifiable assets acquired, net of liabilities	8,541
The Search Monitor | Developed technology
Business Combination [Line Items]
Developed Technology, Customer relationships, Brand name	927
The Search Monitor | Customer relationships
Business Combination [Line Items]
Developed Technology, Customer relationships, Brand name	1,017
The Search Monitor | Brand name
Business Combination [Line Items]
Developed Technology, Customer relationships, Brand name	$ 729
Finite-lived intangible asset, useful life	3 years